Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other Payables
Schedule of trade and other payables

	Thousands of Euros
	31/12/2022	31/12/2021
Suppliers	731,918	628,992
VAT payable	11,133	13,011
Taxation authorities, withholdings payable	7,986	7,267
Social security payable	23,627	39,191
Other public entities	71,984	92,365
Other payables	114,730	151,834
Current income tax liabilities	15,687	4,516
	862,335	785,342